[EATON VANCE -Registered Trademark- MUTUAL FUNDS LOGO]


Annual Report December 31, 2000

[GRAPHIC OF AMERICAN FLAG]

[GRAPHIC OF STATUE OF LIBERTY]

                                                            Cash Management Fund



                                                               Money Market Fund
                                   EATON VANCE

                                    COMBINED

                               MONEY MARKET FUNDS

                                     REPORT

[GRAPHIC OF PILLARS]

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000
INVESTMENT UPDATE

INVESTMENT ENVIRONMENT
--------------------------------------------------------------------------------
[PHOTO OF MICHAEL B. TERRY]
Portfolio Manager


   The Economy

- After rapidly expanding in the first half of 2000, U.S. economic growth slowed considerably in both the third and fourth quarters. Fourth quarter gross domestic product rose at a sluggish 1.4% annual rate, down from a 5.9% rate in the first half of the year. The slowdown in economic growth was caused by tightening Federal Reserve policy, higher energy prices, and declining consumer confidence.

- Even though the Consumer Price Index rose 3.4% in 2000, the Fed considers inflation to be contained. The increase was primarily caused by a surge in energy costs: the price of natural gas rose 37%, while home heating oil rose 41%. Other components of the consumer price index, such as food, housing, and transportation, showed more moderate price increases. Excluding food and energy, the so-called "core rate" was a more modest 2.6%.

   The Market

- In the first half of 2000, the Federal Reserve Board attempted to slow economic growth by raising the Federal Funds target rate by a total of 1% to 6.50%. This led to a situation in which the yield curve was inverted for much of the year.

- As 2000 came to a close, it became evident that the economy was slowing too much. As a result, the markets began to speculate that the Fed would soon cut the Federal Funds target rate. On January 3, 2001, the Fed surprised the markets with an inter-meeting rate cut of 50 basis points (0.50%). The Fed's aggressive move, coupled with slowing economic activity, has caused the markets to price in additional interest rate easing.

THE CASH MANAGEMENT PORTFOLIO

   About The Portfolio

- At December 31, 2000, approximately 55.9% of the assets of Cash Management Portfolio was invested in high-quality commercial paper. 60-day commercial paper is a commonly used liquid investment for money market funds.

- The Portfolio invests only in the highest quality securities. Each of its commercial paper holdings has been given the top credit rating by at least two nationally recognized statistical rating organizations.

- The Portfolio also invests in U.S. Government agency securities, which are not rated officially but were considered to be of high quality.*

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

                   60-Day Commercial Paper Rates in 2000*

[CHART]

[PLOT POINTS TO COME]

--------------------------------------------------------------------------------
* An investment in one of the money market funds that invests in the Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share.

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000

                                     CASH           MONEY
                                MANAGEMENT FUND  MARKET FUND
-------------------------------------------------------------
Assets
-------------------------------------------------------------
Investment in Cash Management
   Portfolio, at value           $146,237,290    $123,616,748
Receivable for Fund shares
   sold                             2,311,741         706,527
Receivable from the
   Administrator                           --           4,456
-------------------------------------------------------------
TOTAL ASSETS                     $148,549,031    $124,327,731
-------------------------------------------------------------

Liabilities
-------------------------------------------------------------
Payable for Fund shares
   redeemed                      $  4,945,812    $  1,953,143
Dividends payable                     192,327          32,146
Payable to affiliate for
   Trustees' fees                         546             602
Payable to affiliate for
   service fees                            --             288
Accrued expenses                       48,207          42,368
-------------------------------------------------------------
TOTAL LIABILITIES                $  5,186,892    $  2,028,547
-------------------------------------------------------------
NET ASSETS (REPRESENTED BY
   PAID-IN-CAPITAL)              $143,362,139    $122,299,184
-------------------------------------------------------------

Shares of Beneficial Interest Outstanding
-------------------------------------------------------------
                                  143,362,139     122,299,184
-------------------------------------------------------------

Net Asset Value, Offering Price and Redemption
Price Per Share (Note 6)
-------------------------------------------------------------
(NET ASSETS  DIVIDED BY SHARES
   OF BENEFICIAL INTEREST
   OUTSTANDING)                  $       1.00    $       1.00
-------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2000

                                     CASH           MONEY
                                MANAGEMENT FUND  MARKET FUND
------------------------------------------------------------
Investment Income
------------------------------------------------------------
Interest allocated from
   Portfolio                      $6,751,882     $4,520,683
Expenses allocated from
   Portfolio                        (613,214)      (416,441)
------------------------------------------------------------
NET INVESTMENT INCOME FROM
   PORTFOLIO                      $6,138,668     $4,104,242
------------------------------------------------------------

Expenses
------------------------------------------------------------
Trustees' fees and expenses       $    2,649     $    2,766
Distribution and service fees             --        590,071
Legal and accounting services         15,138         15,013
Printing and postage                   4,335          6,752
Custodian fee                          9,712         12,407
Amortization of organization
   expenses                               --          1,715
Transfer and dividend
   disbursing agent fees             135,770         90,251
Registration fees                     11,949         47,257
Miscellaneous                          5,900          7,374
------------------------------------------------------------
TOTAL EXPENSES                    $  185,453     $  773,606
------------------------------------------------------------
Deduct --
   Allocation of expenses to
      the Administrator           $       --     $    4,456
------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS          $       --     $    4,456
------------------------------------------------------------

NET EXPENSES                      $  185,453     $  769,150
------------------------------------------------------------

NET INVESTMENT INCOME             $5,953,215     $3,335,092
------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2000

                                        CASH            MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND   MARKET FUND
-----------------------------------------------------------------
From operations --
   Net investment income            $   5,953,215   $   3,335,092
-----------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $  (5,953,215)  $  (3,335,092)
-----------------------------------------------------------------
Transactions in shares of
   beneficial interest at Net
   Asset Value of $1.00 per share
   Proceeds from sale of shares     $ 511,205,600   $ 245,946,285
   Net asset value of shares
      issued to shareholders in
      payment of
      distributions declared            3,647,752       2,574,653
   Cost of shares redeemed           (502,724,470)   (223,629,483)
-----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $  12,128,882   $  24,891,455
-----------------------------------------------------------------

NET INCREASE IN NET ASSETS          $  12,128,882   $  24,891,455
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of year                $ 131,233,257   $  97,407,729
-----------------------------------------------------------------
AT END OF YEAR                      $ 143,362,139   $ 122,299,184
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

                                        CASH            MONEY
INCREASE (DECREASE) IN NET ASSETS  MANAGEMENT FUND   MARKET FUND
-----------------------------------------------------------------
From operations --
   Net investment income            $   4,878,042   $   1,548,726
-----------------------------------------------------------------
Distributions to shareholders --
   From net investment income       $  (4,878,042)  $  (1,548,726)
-----------------------------------------------------------------
Transactions in shares of
   beneficial interest at Net
   Asset Value of $1.00 per share
   Proceeds from sale of shares     $ 475,718,737   $ 204,567,719
   Net asset value of shares
      issued to shareholders in
      payment of distributions
      declared                          2,352,688       1,217,835
   Cost of shares redeemed           (443,082,182)   (142,669,365)
-----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS          $  34,989,243   $  63,116,189
-----------------------------------------------------------------

NET INCREASE IN NET ASSETS          $  34,989,243   $  63,116,189
-----------------------------------------------------------------

Net Assets
-----------------------------------------------------------------
At beginning of year                $  96,244,014   $  34,291,540
-----------------------------------------------------------------
AT END OF YEAR                      $ 131,233,257   $  97,407,729
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      CASH MANAGEMENT FUND
                                  ------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31,
                                  ------------------------------------------------------------
                                    2000         1999         1998        1997         1996
----------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $  1.000     $  1.000     $ 1.000     $  1.000     $  1.000
----------------------------------------------------------------------------------------------

Income (loss) from operations
----------------------------------------------------------------------------------------------
Net investment income             $  0.056     $  0.044     $ 0.047     $  0.048     $  0.047
----------------------------------------------------------------------------------------------

Less distributions
----------------------------------------------------------------------------------------------
From net investment income        $ (0.056)    $ (0.044)    $(0.047)    $ (0.048)    $ (0.047)
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.056)    $ (0.044)    $(0.047)    $ (0.048)    $ (0.047)
----------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  1.000     $  1.000     $ 1.000     $  1.000     $  1.000
----------------------------------------------------------------------------------------------

TOTAL RETURN(1)                       5.68%        4.47%       4.78%        4.89%        4.82%
----------------------------------------------------------------------------------------------

Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $143,362     $131,233     $96,244     $146,743     $151,691
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        0.76%        0.79%       0.85%        0.78%        0.74%
   Net investment income              5.66%        4.43%       4.69%        4.79%        4.70%
----------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                      MONEY MARKET FUND
                                  ---------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------------
                                    2000         1999        1998        1997        1996
-------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                        $  1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
-------------------------------------------------------------------------------------------

Income (loss) from operations
-------------------------------------------------------------------------------------------
Net investment income             $  0.047     $ 0.034     $ 0.037     $ 0.038     $ 0.037
-------------------------------------------------------------------------------------------

Less distributions
-------------------------------------------------------------------------------------------
From net investment income        $ (0.047)    $(0.034)    $(0.037)    $(0.038)    $(0.037)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS               $ (0.047)    $(0.034)    $(0.037)    $(0.038)    $(0.037)
-------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR    $  1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
-------------------------------------------------------------------------------------------

TOTAL RETURN(1)                       4.76%       3.50%       3.75%       3.88%       3.77%
-------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
-------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                       $122,299     $97,408     $34,292     $23,809     $31,250
Ratios (As a percentage of
   average daily net assets):
   Net expenses(2)                    1.67%       1.71%       1.82%       1.73%       1.73%
   Net investment income              4.71%       3.55%       3.70%       3.83%       3.70%
-------------------------------------------------------------------------------------------
+  The operating expenses of the Fund may reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(2)                        1.68%       1.71%       1.86%       1.82%       1.76%
   Net investment income              4.70%       3.55%       3.66%       3.74%       3.66%
Net investment income per
   share                          $  0.047     $ 0.034     $ 0.037     $ 0.037     $ 0.037
-------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Cash Management Fund (Cash Management Fund) and Eaton Vance Money Market Fund (Money Market Fund) (individually, the Fund, collectively the Funds) are each diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds invest all of their investable assets in interests in the Cash Management Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Funds. The value of each Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (54.2% for Cash Management Fund, 45.8% for Money Market Fund at December 31, 2000). The performance of each Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each of the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Funds' net investment income consists of each Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2000, Cash Management Fund, for federal income tax purposes, had a capital loss carryover of $5,491 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to release the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2001.

 D Deferred Organization Expenses -- Costs incurred by the Money Market Fund in connection with its organization, including registration costs, were amortized on the straight-line basis over five years and are fully amortized at December 31, 2000.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of each Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash.

   The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At December 31, 2000, the Funds' Principal Underwriter owned 34% of the shares of Cash Management Fund.

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Funds, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Money Market Fund for the year ended December 31, 2000, $4,456 of expenses related to the operation of the Fund were allocated to EVM. Except as to Trustees of the Funds and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee. Certain officers and Trustees of the Funds and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Money Market Fund (the Fund) has in effect a distribution plan (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 0.75% of the Fund's average daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges. The Fund's balance of Uncovered Distribution Charges is equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (Note 6) and amounts theretofore paid to EVD. For the year ended December 31, 2000, the Fund paid $530,999 to EVD, representing 0.75% of the Fund's average daily net assets. At
   December 31, 2000, the amount of Uncovered Distribution Charges of EVD calculated under the Plan for the Fund was approximately $7,963,000.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets. The Trustees implemented the Plan by authorizing the Fund to make quarterly service fee payments to EVD and investment dealers in amounts equal to 0.15% per annum of the Fund's average daily net assets based on the value of the Fund shares sold by such persons and remaining outstanding for at least one year. For the year ended
   December 31, 2000, the Fund paid service fees to EVD and investment dealers in the amount of $59,072. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and investment dealers are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

   Certain officers and Trustees of the Funds are officers of EVD.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of shares from Money Market Fund (the Fund) made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $781,000 of CDSC paid by shareholders for the year ended December 31, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Funds' investment in the Portfolio for the year ended December 31, 2000 were as follows:

    CASH MANAGEMENT FUND
    ------------------------------------------------------
    Increases                                 $511,271,502
    Decreases                                  501,810,827

    MONEY MARKET FUND
    ------------------------------------------------------
    Increases                                 $245,955,350
    Decreases                                  223,635,041

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE MUTUAL FUNDS TRUST
---------------------------------------------

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund (the "Funds") at December 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMERCIAL PAPER -- 55.9%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Automotive -- 2.6%
-------------------------------------------------------------------------
    $ 1,500        Ford Motor Credit Co., 6.43%, 2/14/01     $  1,488,212
      2,000        Ford Motor Credit Co., 6.44%, 2/5/01         1,987,478
      1,500        General Motors Acceptance Corp.,
                   6.47%, 2/2/01                                1,491,373
      2,000        General Motors Acceptance Corp.,
                   6.51%, 2/1/01                                1,988,788
-------------------------------------------------------------------------
                                                             $  6,955,851
-------------------------------------------------------------------------
Banking and Finance -- 15.7%
-------------------------------------------------------------------------
    $ 3,500        American Express Credit Corp.,
                   6.38%, 2/13/01                            $  3,473,328
      3,000        Asset Securitization Coop. Corp.,
                   6.60%, 1/11/01(1)                            2,994,500
      2,000        Asset Securitization Coop. Corp.,
                   6.60%, 1/9/01(1)                             1,997,067
      3,000        Barton Capital Corp., 6.59%, 1/12/01(1)      2,993,959
      2,500        CIESCO, 6.35%, 2/16/01                       2,479,715
      1,700        CIESCO, 6.52%, 1/29/01                       1,691,379
      3,480        CIESCO, 6.55%, 1/9/01                        3,474,935
      3,500        CIT Group Holdings, Inc.,
                   6.58%, 1/24/01                               3,485,286
      2,500        Corporate Asset Funding Co., Inc.,
                   6.55%, 2/6/01(1)                             2,483,625
      1,000        Corporate Asset Funding Co., Inc.,
                   6.55%, 1/5/01(1)                               999,272
      2,000        Corporate Receivables Corp.,
                   6.55%, 1/24/01(1)                            1,991,631
      1,329        Corporate Receivables Corp.,
                   6.65%, 1/11/01(1)                            1,326,545
      1,500        CXC, Inc., 6.39%, 2/21/01(1)                 1,486,421
      3,500        CXC, Inc., 6.45%, 2/16/01(1)                 3,471,154
      2,000        Delaware Funding Corp.,
                   6.45%, 2/6/01(1)                             1,987,100
      3,000        Delaware Funding Corp.,
                   6.60%, 1/22/01(1)                            2,988,450
      1,000        Wells Fargo Financial Inc.,
                   6.51%, 1/5/01                                  999,276
      2,000        Wells Fargo Financial Inc.,
                   6.51%, 1/3/01                                1,999,277
-------------------------------------------------------------------------
                                                             $ 42,322,920
-------------------------------------------------------------------------
Chemicals -- 1.1%
-------------------------------------------------------------------------
    $ 3,000        E. I. duPont de Nemours & Co.,
                   6.50%, 1/10/01                            $  2,995,125
-------------------------------------------------------------------------
                                                             $  2,995,125
-------------------------------------------------------------------------
Credit Unions -- 1.8%
-------------------------------------------------------------------------
    $ 5,000        Mid-States Corp. Federal Credit Union,
                   6.61%, 1/11/01                            $  4,990,820
-------------------------------------------------------------------------
                                                             $  4,990,820
-------------------------------------------------------------------------
PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------

Electric Utilities -- 3.6%
-------------------------------------------------------------------------
    $ 2,806        Natural Rural Utilities Coop. Finance
                   Corp., 6.52%, 1/10/01                     $  2,801,426
      3,470        Potomac Electric Power Co.,
                   6.50%, 1/22/01                               3,456,843
      3,500        TECO Finance, Inc., 6.48%, 2/7/01(1)         3,476,690
-------------------------------------------------------------------------
                                                             $  9,734,959
-------------------------------------------------------------------------
Electrical and Electronic Equipment -- 2.9%
-------------------------------------------------------------------------
    $ 1,500        General Electric Capital Corp.,
                   6.50%, 2/6/01                             $  1,490,250
      3,000        General Electric Capital Corp.,
                   6.53%, 1/26/01                               2,986,396
      1,500        General Electric Capital Corp.,
                   6.53%, 1/19/01                               1,495,102
      2,000        General Electric Capital Corp.,
                   6.57%, 1/29/01                               1,989,780
-------------------------------------------------------------------------
                                                             $  7,961,528
-------------------------------------------------------------------------
Financial Services -- 3.5%
-------------------------------------------------------------------------
    $ 2,000        Associates Corp. of North America,
                   6.50%, 2/9/01                             $  1,985,917
      1,500        Associates Corp. of North America,
                   6.52%, 1/29/01                               1,492,393
      2,000        Associates Corp. of North America,
                   6.55%, 1/31/01                               1,989,083
      1,741        Associates Corp. of North America,
                   6.58%, 1/17/01                               1,735,909
      2,240        John Hancock Capital Corp.,
                   6.65%, 1/8/01(1)                             2,237,104
-------------------------------------------------------------------------
                                                             $  9,440,406
-------------------------------------------------------------------------
Food and Beverages -- 1.7%
-------------------------------------------------------------------------
    $ 4,747        Nestle Capital Corp., 6.47%, 1/8/01       $  4,741,028
-------------------------------------------------------------------------
                                                             $  4,741,028
-------------------------------------------------------------------------
Household Products -- 1.3%
-------------------------------------------------------------------------
    $ 3,500        Unilever Capital Corp.,
                   6.38%, 2/22/01(1)                         $  3,467,746
-------------------------------------------------------------------------
                                                             $  3,467,746
-------------------------------------------------------------------------
Insurance -- 6.3%
-------------------------------------------------------------------------
    $ 2,000        A.I. Credit Corp., 6.50%, 1/16/01         $  1,994,583
      1,000        American General Finance Corp.,
                   6.48%, 2/1/01                                  994,420
      2,000        American General Finance Corp.,
                   6.52%, 1/23/01                               1,992,031
      3,500        Prudential Funding Corp.,
                   6.51%, 1/19/01                               3,488,608
      1,500        Transamerica Finance Corp.,
                   6.57%, 1/24/01                               1,493,704
      2,000        Transamerica Finance Corp.,
                   6.59%, 1/18/01                               1,993,776
      2,000        USAA Capital Corp., 6.49%, 1/25/01           1,991,347
      3,000        USAA Capital Corp., 6.50%, 1/8/01            2,996,209
-------------------------------------------------------------------------
                                                             $ 16,944,678
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
Office - Equipment & Automation -- 1.8%
-------------------------------------------------------------------------
    $ 3,000        Pitney Bowes Credit Corp.,
                   6.33%, 2/20/01                            $  2,973,625
      1,800        Pitney Bowes Credit Corp.,
                   6.48%, 1/16/01                               1,795,140
-------------------------------------------------------------------------
                                                             $  4,768,765
-------------------------------------------------------------------------
Oil -- 1.3%
-------------------------------------------------------------------------
    $ 3,500        Cortez Capital Corp., 6.50%, 1/19/01(1)   $  3,488,625
-------------------------------------------------------------------------
                                                             $  3,488,625
-------------------------------------------------------------------------
Pharmaceutical -- 5.4%
-------------------------------------------------------------------------
    $ 7,500        Novartis Finance Corp., 6.35%, 1/2/01(1)  $  7,498,677
      2,837        Pfizer, Inc., 6.50%, 1/18/01(1)              2,828,292
      2,634        Pfizer, Inc., 6.52%, 1/12/01(1)              2,628,753
      1,634        Schering Corp., 6.45%, 1/19/01               1,628,730
-------------------------------------------------------------------------
                                                             $ 14,584,452
-------------------------------------------------------------------------
Telecommunications -- 5.6%
-------------------------------------------------------------------------
    $ 1,900        AT&T Corp., 6.57%, 1/4/01                 $  1,898,960
      3,500        BellSouth Telecommunications,
                   6.32%, 2/23/01                               3,467,434
      2,000        BellSouth Telecommunications,
                   6.50%, 1/12/01                               1,996,028
      2,000        Motorola, Inc., 6.43%, 2/15/01               1,983,925
      2,000        Motorola, Inc., 6.48%, 1/26/01               1,991,000
      2,747        SBC Communications, Inc.,
                   6.33%, 2/20/01(1)                            2,722,849
      1,000        SBC Communications, Inc.,
                   6.50%, 1/24/01(1)                              995,847
-------------------------------------------------------------------------
                                                             $ 15,056,043
-------------------------------------------------------------------------
Transportation -- 1.3%
-------------------------------------------------------------------------
    $ 3,500        United Parcel Service of America,
                   6.44%, 1/31/01                            $  3,481,217
-------------------------------------------------------------------------
                                                             $  3,481,217
-------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $150,934,163)                            $150,934,163
-------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS -- 44.1%

PRINCIPAL AMOUNT
(000'S OMITTED)    SECURITY                                  VALUE
-------------------------------------------------------------------------
    $15,583        FHLB Discount Notes, 6.21%, 1/2/01        $ 15,580,312
      3,000        FHLB Discount Notes, 6.44%, 1/17/01          2,991,413
     14,000        FHLB Discount Notes, 6.17%, 2/14/01         13,894,425
      3,000        FHLMC Discount Notes, 6.46%, 1/2/01          2,999,462
      1,836        FHLMC Discount Notes, 6.445%, 1/9/01         1,833,370
     10,000        FHLMC Discount Notes, 6.21%, 1/29/01         9,951,700
      5,887        FHLMC Discount Notes, 6.39%, 1/30/01         5,856,697
      3,000        FHLMC Discount Notes, 6.425%, 2/8/01         2,979,654
     13,123        FHLMC Discount Notes, 6.16%, 2/20/01        13,010,725
     25,000        FNMA Discount Notes, 6.20%, 1/10/01         24,961,250
      2,564        FNMA Discount Notes, 6.43%, 1/11/01          2,559,421
     10,946        FNMA Discount Notes, 6.40%, 1/18/01         10,912,919
      5,595        FNMA Discount Notes, 6.43%, 1/18/01          5,578,011
      3,000        FNMA Discount Notes, 6.43%, 1/25/01          2,987,140
      3,000        FNMA Discount Notes, 6.425%, 2/1/01          2,983,402
-------------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $119,079,901)                           $119,079,901
-------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $270,014,064)                            $270,014,064(2)
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.0)%                     $    (44,014)
-------------------------------------------------------------------------
Net Assets -- 100.0%                                         $269,970,050
-------------------------------------------------------------------------

 FHLMC - Federal Home Loan Mortgage Corporation (Freddie Mac)

 FHLB - Federal Home Loan Bank

 FNMA - Federal National Mortgage Association (Fannie Mae)

 (1) A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

 (2)  Cost for federal income tax purpose is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value                     $270,014,064
Cash                                               947
Prepaid expenses                                 1,259
------------------------------------------------------
TOTAL ASSETS                              $270,016,270
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      4,076
Accrued expenses                                42,144
------------------------------------------------------
TOTAL LIABILITIES                         $     46,220
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $269,970,050
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $269,970,050
------------------------------------------------------
TOTAL                                     $269,970,050
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
-----------------------------------------------------
Interest                                  $11,400,326
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $11,400,326
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   897,379
Trustees' fees and expenses                    14,741
Custodian fee                                  96,699
Legal and accounting services                  32,303
Miscellaneous                                     542
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,041,664
-----------------------------------------------------

NET INVESTMENT INCOME                     $10,358,662
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                            YEAR ENDED         YEAR ENDED
IN NET ASSETS                                  DECEMBER 31, 2000  DECEMBER 31, 1999
-----------------------------------------------------------------------------------
From operations --
   Net investment income                         $  10,358,662      $   7,411,714
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS       $  10,358,662      $   7,411,714
-----------------------------------------------------------------------------------
Capital transactions --
   Contributions                                 $ 757,355,664      $ 678,102,808
   Withdrawals                                    (730,702,145)      (592,899,074)
-----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                          $  26,653,519      $  85,203,734
-----------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                       $  37,012,181      $  92,615,448
-----------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------
At beginning of year                             $ 232,957,869      $ 140,342,421
-----------------------------------------------------------------------------------
AT END OF YEAR                                   $ 269,970,050      $ 232,957,869
-----------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                YEAR ENDED DECEMBER 31,
                                  ---------------------------------------------------
                                   2000       1999       1998       1997       1996
-------------------------------------------------------------------------------------
Ratios/Supplemental Data
-------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                         0.58%      0.60%      0.61%      0.59%      0.59%
   Net investment income            5.77%      4.60%      4.90%      4.96%      4.83%
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2000, $534 credit balances were used to reduce the Portfolio's custodian fee.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 F Other -- Investment transactions are accounted for on a trade-date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $897,379 for the year ended
   December 31, 2000. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2000.

4 Investments
-------------------------------------------
   Purchases and sales (including maturities) of investments during the year ended December 31, 2000, exclusive of U.S. Government securities, aggregated $1,129,544,724 and $1,097,337,366, respectively. Purchases and sales (including maturities) of U.S. Government securities aggregated $577,980,819 and $584,471,067, respectively.

CASH MANAGEMENT PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF CASH MANAGEMENT PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Cash Management Portfolio (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE MONEY MARKET FUNDS AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE MUTUAL FUNDS TRUST

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

CASH MANAGEMENT PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

PORTFOLIO INVESTMENT ADVISER
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



FUND ADMINISTRATOR
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110



EATON VANCE MUTUAL FUNDS TRUST
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

131-2/01                                                                   MMSRC